Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of After Tax Profits and Losses of Associates and Joint Ventures
The Group’s share of
after-tax
profits and losses of associates and joint ventures is set out below:

	2021 £m	2020 £m	2019 £m
Share of after-tax profits of associates	36	33	85

Share of after-tax losses of joint ventures	(3)	–	(11)
	33	33	74

Summary of Group Held for Significant Associate
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information at the balance sheet date. 2021 figures include share of Innoviva’s turnover, profit and total comprehensive income until the date of the disposal.

	2021 £m	2020 £m	2019 £m
Turnover	108	253	193

Profit after taxation	106	174	116

Total comprehensive income	106	174	116

Summary of Aggregated Financial Information
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2021 £m	2020 £m	2019 £m
Share of turnover	–	–	32

Share of after-tax losses	–	(8)	(5)

Share of other comprehensive income	28	53	1

Share of total comprehensive income/(expense)	28	45	(5)